COMMITMENTS AND CONTINGENCIES (Details)			1 Months Ended											12 Months Ended
	Oct. 09, 2016 CNY (¥)	Oct. 09, 2016 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Aug. 31, 2014 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Sep. 30, 2017	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016	Oct. 31, 2016 USD ($)
Loss Contingencies
Funds raised for the development of CrossFire new mobile game														¥ 30,384,772		¥ 56,311,274		$ 4,768,034
Funds required for the development of CrossFire new mobile game																					$ 800,000
Investments in equity investees														73,915,119				11,598,895
Total aggregated claim				$ 13,000,000.0
Redeemable convertible preferred shares redemption value														349,046,548	$ 54,773,020	1,190,122
Maximum assets worldwide not to be disposed off																		55,500,000
Minimum Guarantee Payment				13,000,000.0
Upfront payment				$ 3,000,000.0
Share of loss in equity method investments														1,725,152	270,714	2,165,935	¥ 2,847,260
Impairment on equity investments														7,599,505	1,192,528	1,172,755	¥ 4,666,128
Settlement claims															8,600,000
Other litigation settlement amount														54,700,000	8,600,000
Beijing Ti Knight
Loss Contingencies
Purchase commitment amount														6,000,000.0	900,000
First Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value															16,500,000
Second Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value															18,100,000
Third Installment [Member] | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value															19,900,000
Bitcoin mining machine purchase agreement
Loss Contingencies
Number of Antminer S19j Bitcoin mining machines to be purchased | item																			24,000
Total consideration																			$ 82,800,000
Installment amount paid till date			$ 53,800,000
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") | Beijing Ti Knight
Loss Contingencies
Investment commitments														4,100,000				600,000					¥ 9,000,000.0	$ 1,400,000
Investments in equity investees														4,900,000				$ 800,000
Purchase commitment amount	¥ 4,100,000	$ 600,000												6,800,000	1,100,000
Maximum accumulated investment for waiving purchase commitment														¥ 6,000,000.0	$ 900,000
L&A International Holding Limited
Loss Contingencies
Percentage of shares owned																									37.00%
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares													27,438,952
New Star International Development Ltd ("New Star") | Series A Preferred Stock
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares														39,766,589	39,766,589
Jiucheng Advertisement
Loss Contingencies
Equity method investment ownership ( as a percentage)									44.50%					19.11%				19.11%								44.50%
Equity Method Investment, Aggregate Cost																		$ 2,600,000
Shanghai Big Data Cultures & Media Co., Ltd.
Loss Contingencies
Investment commitments | ¥														¥ 1,000,000.0
Equity method investment ownership ( as a percentage)																						19.11%
Equity Method Investment, Aggregate Cost														¥ 1,300,000				$ 77,000
Percentage of interest owned																						44.46%
Share of loss in equity method investments							$ 400,000
Impairment on equity investments							$ 500,000
Shanghai Big Data Cultures & Media Co., Ltd. | Minimum
Loss Contingencies
Equity method investment ownership ( as a percentage)														44.46%				44.46%
Shanghai Big Data Cultures & Media Co., Ltd. | Maximum
Loss Contingencies
Equity method investment ownership ( as a percentage)														51.80%				51.80%
NFTStar Singapore Pte. Ltd. ("NFTStar Singapore") | License agreements with international sports stars
Loss Contingencies
Amount paid			15,400,000
Remaining commitment amount to be paid			$ 44,800,000
CrossFire New Mobile Game | Smilegate
Loss Contingencies
Period for payment of minimum guarantee for royalty								30 days
CrossFire New Mobile Game | Minimum | Smilegate
Loss Contingencies
Guarantee for royalty								$ 2,000,000.0
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Loss Contingencies
Funds raised for the development of CrossFire new mobile game									¥ 57,500,000					¥ 57,500,000				$ 9,000,000.0								$ 9,000,000.0
Funds required for the development of CrossFire new mobile game																¥ 157,500,000				$ 24,700,000
Principal amount of refund claimed through civil suit					¥ 57,500,000	$ 9,000,000.0					¥ 57,500,000	$ 9,000,000.0
Interest amount of refund claimed through civil suit					¥ 4,600,000	$ 700,000			¥ 4,600,000	$ 700,000